Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party transaction
	Executive Management			Board of Directors			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Short term benefits	989,760	781,204	407,147	183,058	165,245	163,476	1,172,818	946,449	570,623
Post-employee benefits years	49,050	29,467	26,870	—	—	—	49,050	29,467	26,870
Share Bonuses	—	902,817	—	—	—	—	—	902,817	—
Share-based payment charge	172,115	192,362	204,840	51,171	48,046	57,148	223,286	240,408	261,988
Total	1,210,925	1,905,850	638,857	234,229	213,291	220,624	1,445,154	2,119,141	859,481